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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sun Life Assurance Company of Canada
                 ------------------------------------------
   Address:      150 King Street West
                 ------------------------------------------
                 Toronto, Ontario, Canada MSH 1J9
                 ------------------------------------------

                 ------------------------------------------

Form 13F File Number: 28-05799
                         ----------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Candace Shaw
         -------------------------------
Title:   Vice-President, Investments
         -------------------------------
Phone:   416-979-6167
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Candace Shaw                   Ontario, Canada     4-1-2003
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          106
                                        --------------------

Form 13F Information Table Value Total: $      743,743
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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FORM 13F INFORMATION TABLE - MARCH 31, 2003

COLUMN 1                          COLUMN 2        COLUMN 3    COLUMN 4 COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
                                                              VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS  CUSIP       (x$1000) PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED NONE
U.S. OPERATIONS - AMOUNTS SHOWN ARE IN U.S. DOLLARS

AOL Time Warner Inc               COM             00184A105      5,029   463,112 SH        SOLE                    463,112
Agere Systems Inc                 CL B            00845V209     11,333 7,555,116 SH        SOLE                  7,555,116
Allmerica Financial Corp          COM             019754100      6,612   471,264 SH        SOLE                    471,264
Allstate Corp                     COM             020002101      5,190   156,452 SH        SOLE                    156,452
Alpharma Inc                      CL A            020813101      5,172   288,436 SH        SOLE                    288,436
Amerada Hess Corp                 COM             023551104      8,095   182,907 SH        SOLE                    182,907
Ameritrade Holding Corp           COM             03074K100      5,553 1,119,463 SH        SOLE                  1,119,463
Apartment Invt & Mgmt Co-A        CL A            03748R101      6,169   169,094 SH        SOLE                    169,094
Archer Daniels Midland Co         COM             039483102      6,863   635,482 SH        SOLE                    635,482
Archstone-Smith Trust             COM             039583109      3,588   163,406 SH        SOLE                    163,406
Arris Group Inc                   COM             04269Q100      7,127 1,926,133 SH        SOLE                  1,926,133
Ascential Software Corp           COM             04362P108      4,902 1,750,684 SH        SOLE                  1,750,684
AvalonBay Communities Inc.        COM             053484101      3,741   101,378 SH        SOLE                    101,378
Avaya Inc                         COM             053499109      3,936 1,929,362 SH        SOLE                  1,929,362
BRE Properties Inc                CL A            05564E106      4,957   168,320 SH        SOLE                    168,320
Baxter International Inc          COM             071813109      9,076   486,930 SH        SOLE                    486,930
Boeing Company                    COM             097023105      5,938   236,946 SH        SOLE                    236,946
Boston Properties Inc             COM             101121101      8,154   215,132 SH        SOLE                    215,132
Bristol-Myers Squibb              COM             110122108      8,063   381,585 SH        SOLE                    381,585
CBL & Associates Properties       COM             124830100      7,063   174,012 SH        SOLE                    174,012
CSG Systems Intl Inc              COM             126349109      2,283   263,344 SH        SOLE                    263,344
Centerpoint Properties Trust      SH BEN INT      151895109      4,664    80,688 SH        SOLE                     80,688
Comcast Corp                      COM             20030N101      6,881   240,696 SH        SOLE                    240,696
Computer Sciences Corp            COM             205363104      3,961   121,689 SH        SOLE                    121,689
Concord Communications Inc        COM             206186108      4,171   483,260 SH        SOLE                    483,260
Developers Diversified Realty     COM             251591103      4,138   171,334 SH        SOLE                    171,334
Walt Disney Co                    COM DISNEY      254687106      5,518   324,230 SH        SOLE                    324,230
Dollar General Corp               COM             256669102      7,162   586,567 SH        SOLE                    586,567
Duke Realty Corp                  COM NEW         264411505      5,319   197,145 SH        SOLE                    197,145
Eastman Kodak Co                  COM             277461109      3,345   112,992 SH        SOLE                    112,992
Engelhard Corp                    COM             292845104      4,865   227,115 SH        SOLE                    227,115
Equity Office Properties Trust    COM             294741103      3,296   129,524 SH        SOLE                    129,524
Federal Realty Investment Tr      SH BEN INT NEW  313747206      5,445   179,273 SH        SOLE                    179,273

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GATX Corporation                  COM             361448103     10,721   740,425 SH        SOLE                    740,425
General Growth Properties         COM             370021107      6,773   125,536 SH        SOLE                    125,536
General Motors Corp               CL H NEW        370442832      3,516   313,947 SH        SOLE                    313,947
Hain Celestial Group Inc          COM             405217100      3,432   227,122 SH        SOLE                    227,122
Highwoods Properties Inc.         COM             431284108      4,562   223,171 SH        SOLE                    223,171
Honeywell International           COM             438516106      4,492   210,297 SH        SOLE                    210,297
I-STAT Corp                       COM             450312103      4,789   944,484 SH        SOLE                    944,484
MSCI World Equity Benchmark       MSCI AUSTRALIA  464286103        750    78,186 SH        SOLE                     78,186
MSCI World Equity Benchmark       MSCI BELGIUM    464286301        203    23,846 SH        SOLE                     23,846
MSCI World Equity Benchmark       MSCI SINGAPORE  464286673        135    33,739 SH        SOLE                     33,739
MSCI World Equity Benchmark       MSCI UTD KINGD  464286699      3,524   316,910 SH        SOLE                    316,910
MSCI World Equity Benchmark       MSCI FRANCE     464286707      1,149    88,255 SH        SOLE                     88,255
MSCI World Equity Benchmark       MSCI SWITZERLD  464286749        926    91,331 SH        SOLE                     91,331
MSCI World Equity Benchmark       MSCI SWEDEN     464286756        463    50,258 SH        SOLE                     50,258
MSCI World Equity Benchmark       MSCI SPAIN      464286764        572    31,549 SH        SOLE                     31,549
MSCI World Equity Benchmark       MSCI GERMAN     464286806        785    90,365 SH        SOLE                     90,365
MSCI World Equity Benchmark       MSCI NETHERLND  464286814        649    59,958 SH        SOLE                     59,958
MSCI World Equity Benchmark       MSCI JAPAN      464286848      2,850   441,151 SH        SOLE                    441,151
MSCI World Equity Benchmark       MSCI ITALY      464286855        650    46,695 SH        SOLE                     46,695
MSCI World Equity Benchmark       MSCI HONG KONG  464286871        469    68,712 SH        SOLE                     68,712
JPMorgan Chase & Co               COM             46625H100      4,924   207,697 SH        SOLE                    207,697
Kimco Realty Corp                 COM             49446R109      5,637   160,495 SH        SOLE                    160,495
Kroger Co                         COM             501044101      8,399   638,703 SH        SOLE                    638,703
Liberty Media Corp                COM SER A       530718105      6,067   623,512 SH        SOLE                    623,512
Lincoln National Corp             COM             534187109      4,246   151,650 SH        SOLE                    151,650
Lucent Technologies Inc           COM             549463107        414   281,600 SH        SOLE                    281,600
Macerich Company                  COM             554382101      5,067   159,955 SH        SOLE                    159,955
Mack-Cali Realty Corp             COM             554489104      5,182   167,324 SH        SOLE                    167,324
Manor Care Inc                    COM             564055101      2,756   143,325 SH        SOLE                    143,325
Mellon Financial Corp             COM             58551A108      2,000    94,068 SH        SOLE                     94,068
Merrill Lynch & Co Inc            COM             590188108      4,790   135,315 SH        SOLE                    135,315
Parametric Technology Corp        COM             699173100      4,664 2,149,533 SH        SOLE                  2,149,533
Pegasus Communications Corp       COM             705904605      1,936   150,524 SH        SOLE                    150,524
Prologis                          SH BEN INT      743410102      4,198   165,783 SH        SOLE                    165,783
Prudential Financial Inc          COM             744320102      5,662   193,556 SH        SOLE                    193,556
Raytheon Co                       COM NEW         755111507      5,255   185,232 SH        SOLE                    185,232
Reckson Associates Realty Corp    COM             75621K106      5,026   267,329 SH        SOLE                    267,329
Regency Centers Corp              COM             758849103      2,426    73,622 SH        SOLE                     73,622
SL Green Realty Corp              COM             78440X101      9,512   311,266 SH        SOLE                    311,266
Sealed Air Corp                   COM             81211K100      3,302    82,294 SH        SOLE                     82,294
Shurgard Storage Centers-A        COM             82567D104      4,084   131,517 SH        SOLE                    131,517
Simon Property Group Inc          COM             828806109      2,436    67,996 SH        SOLE                     67,996
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Sourcecorp Inc                    COM             836167106      2,033   145,098 SH        SOLE                    145,098
Sprint Corp                       PCS COM SER 1   852061506      6,628 1,520,139 SH        SOLE                  1,520,139
Stancorp Financial Group          COM             852891100      6,036   117,090 SH        SOLE                    117,090
Starwood Hotels & Resorts         PAIRED CTF      85590A203      7,586   318,874 SH        SOLE                    318,874
Thermo Electron Corp              COM             883556102      2,577   142,387 SH        SOLE                    142,387
Unova Inc                         COM             91529B106      3,311   616,647 SH        SOLE                    616,647
Vicor Corp                        COM             925815102      2,535   444,668 SH        SOLE                    444,668
Vornado Realty Trust              SH BEN INT      929042109      5,198   145,196 SH        SOLE                    145,196
Waste Management Inc              COM             94106L109      4,592   216,809 SH        SOLE                    216,809
Westar Energy Inc                 COM             95709T100      3,845   317,224 SH        SOLE                    317,224
Vornado Realty Trust              SH BEN INT      929042109      5,433   146,052 SH        SOLE                    146,052
Waste Management Inc              COM             94106L109      4,970   216,828 SH        SOLE                    216,828
Westar Energy Inc                 COM             95709T100      4,309   435,252 SH        SOLE                    435,252

CANADIAN OPERATIONS - AMOUNTS SHOWN ARE IN U.S. DOLLARS

Abitibi                           COM             003924107      1,744   223,800 SH        SOLE                    223,800
BCE Inc                           COM             05534B109      3,694   174,900 SH        SOLE                    174,900
Burl N Sant                       COM             12189T104      1,923    52,600 SH        SOLE                     52,600
CSX Corp                          COM             126408103      1,931    46,100 SH        SOLE                     46,100
Cdn Nat Res                       COM             136385101      3,716    97,500 SH        SOLE                     97,500
CP Rail                           COM             13645t100      2,362   112,100 SH        SOLE                    112,100
Intl Paper                        COM             460146103      1,971    39,700 SH        SOLE                     39,700
Ishares                           COM             464286608      6,804   120,000 SH        SOLE                    120,000
Ishares                           COM             464286848      2,523   266,000 SH        SOLE                    266,000
Ishares Tr                        COM             464287465    108,760   817,441 SH        SOLE                    817,441
Nasdaq 100                        COM             631100104      5,117   138,000 SH        SOLE                    138,000
National                          COM             635405103      1,979    48,400 SH        SOLE                     48,400
SPDR Trust                        COM             78462F103        261     2,100 SH        SOLE                      2,100
SPDR Trust                        COM             78462F103     49,280   396,000 SH        SOLE                    396,000
SPDR Trust                        COM             78462F103    147,733 1,187,143 SH        SOLE                  1,187,143
Safeway Inc                       COM             786514208      1,535    55,200 SH        SOLE                     55,200
Suncor                            COM             867229106      3,849   192,000 SH        SOLE                    192,000
S&P Dep Rec                       COM             78462F103      2,508    29,600 SH        SOLE                     29,600

                                                               743,743
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